Stock-Based Compensation - Summary of Restricted Stock Awards (Details) - RSA [Member] - 2014 Plan [Member]	12 Months Ended
Dec. 31, 2020 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of shares, Nonvested at beginning of period (in shares) | shares	675,887
Number of share, Vested | shares	(256,838)
Number of shares, Nonvested at end of period (in shares) | shares	419,049
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Weighted average grant date fair value, Nonvested at beginning of period | $ / shares	$ 1.99
Weighted average grant date fair value, Vested | $ / shares	1.99
Weighted average grant date fair value, Nonvested at end of period | $ / shares	$ 1.99